UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     April 28, 2005

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       35

Form 13F Information Table Value Total:  373,180

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER            VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7          COLUMN 8
====================================================================================================================================
ABBOTT LABORATORIES            COMMON       002824 10 0    4662     100000     SH         SOLE             100000     0         0
ACCENTURE LTD                  COMMON       G115OG 11 1    9660     400000     SH         SOLE             400000     0         0
AGILENT TECHNOLOGIES, INC.     COMMON       00846U 10 1   12210     550000     SH         SOLE             550000     0         0
ANALOG DEVICES, INC.           COMMON       032654 10 5   15540     430000     SH         SOLE             430000     0         0
ARCH CAPITAL GROUP LTD.        COMMON       G0450A 10 5    4004     100000     SH         SOLE             100000     0         0
BANK OF NEW YORK CO., INC.     COMMON       064057 10 2   15525     500000     SH         SOLE             500000     0         0
BRADY CORPORATION              CLASS A      104674 10 6   28145     870000     SH         SOLE             870000     0         0
CAPITAL ONE FINANCIAL CORP.    COMMON       14040H 10 5   23179     310000     SH         SOLE             310000     0         0
CERIDIAN CORPORATION           COMMON       156779 10 0    6820     400000     SH         SOLE             400000     0         0
CINCINNATI BELL INC.           COMMON       171871 10 6    3825     900000     SH         SOLE             900000     0         0
CONVERGYS CORPORATION          COMMON       212485 10 6   25232    1690000     SH         SOLE            1690000     0         0
DOVER CORPORATION              COMMON       260003 10 8    7180     190000     SH         SOLE             190000     0         0
ERIE INDEMNITY COMPANY         CLASS A      29530P 10 2     521      10000     SH         SOLE              10000     0         0
FIFTH THIRD BANCORP.           COMMON       316773 10 0   12249     285000     SH         SOLE             285000     0         0
FLEXTRONICS INT'L. LTD.        COMMON       Y2573F 10 2   14568    1210000     SH         SOLE            1210000     0         0
INTEL CORPORATION              COMMON       458140 10 0   22765     980000     SH         SOLE             980000     0         0
KERR-MCGEE CORPORATION         COMMON       492386 10 7   17233     220000     SH         SOLE             220000     0         0
MACMORAN EXPLORATION
  CORPORATION                  COMMON       582411 10 4    6432     320000     SH         SOLE             320000     0         0
MERCK & CO., INC.              COMMON       589331 10 7    3237     100000     SH         SOLE             100000     0         0
MOTOROLA, INC.                 COMMON       620076 10 9    2994     200000     SH         SOLE             200000     0         0
MURPHY OIL CORPORATION         COMMON       626717 10 2   29619     300000     SH         SOLE             300000     0         0
NEXEN INC.                     COMMON       65334H 10 2    3845      70000     SH         SOLE              70000     0         0
PFIZER INC.                    COMMON       717081 10 3    2627     100000     SH         SOLE             100000     0         0
POLYONE CORPORATION            COMMON       73179P 10 6   11322    1275000     SH         SOLE            1275000     0         0
ROHM AND HAAS COMPANY          COMMON       775371 10 7    7200     150000     SH         SOLE             150000     0         0
ROPER INDUSTRIES, INC.         COMMON       776696 10 6   13428     205000     SH         SOLE             205000     0         0
SCHERING-PLOUGH CORP.          COMMON       806605 10 1    8168     450000     SH         SOLE             450000     0         0
SOLECTRON CORPORATION          COMMON       834182 10 7    3470    1000000     SH         SOLE            1000000     0         0
SYNIVERSE HOLDINGS INC.        COMMON       87163F 10 6     133       9000     SH         SOLE               9000     0         0
TRANSMONTAIGNE INC.            COMMON       893934 10 9    8000    1000000     SH         SOLE            1000000     0         0
TRANSPORT CORP OF AMERICA      COMMON       89385P 10 2    4773     531557     SH         SOLE             531557     0         0
THE TRIZETTO GROUP, INC.       COMMON       896882 10 7   11572    1243000     SH         SOLE            1243000     0         0
UNISYS CORPORATION             COMMON       909214 10 8    7766    1100000     SH         SOLE            1100000     0         0
UNOCAL CORPORATION             COMMON       915289 10 2   24676     400000     SH         SOLE             400000     0         0
VICAL INCORPORATED             COMMON       925602 10 4     600     150000     SH         SOLE             150000     0         0